INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
NOTE 6:-	INTANGIBLE ASSETS, NET

Other intangible assets as of December 31, 2011 arose from the acquisition of the business of CPL in April 2007.

a.	Identifiable intangible assets:

Customer relations

Balances as of January 1, 2010	$104
Amortization during the year 2010	(44)
Foreign currency translation adjustments	(5)

Balances as of December 31, 2010	55
Amortization during the year 2011	(46)
Foreign currency translation adjustments	2

Balances as of December 31, 2011	$11

b.	Amortization expenses amounted to $ 244, $ 44 and $ 46 for the years ended December 31, 2009, 2010 and 2011, respectively.

c.	Estimated amortization expenses of intangible assets for the year ended:

December 31,

2012	$11

$11